Intangible Assets, Net	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net
10.	Intangible assets, net

Intangible assets, net, consist of the following:

	December 31, 2020	June 30, 2021
	RMB’000	RMB’000

Trademark	16,200	16,200
Backlog	5,815	5,815
Customer relationship	11,400	11,400
Reacquired right	200	200

Total cost	33,615	33,615

Less: accumulated amortization	14,278	17,093

Intangible assets, net	19,337	16,522

Trademark, backlog, customer relationship and favourable lease contracts were recorded as a result of business acquisitions.

The Group recorded amortization expense of RMB2,815 for the six months ended June 30, 2021.

Estimated amortization expense of the existing intangible assets for the next five years is RMB3,693, RMB3,693, RMB2,656, RMB1,620 and RMB1,620 respectively.